COMMITMENTS: - Restructuring and Acquisition (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Jan. 31, 2018	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Restructuring expense		$ 247	$ 79	$ 749	$ 3,350
Expenses Paid or utilized					2,908
Paid or consumed				(3,138)	(442)
Closing balance					2,908
Acquisition - Collaboration and license agreement with ADT Pharmaceuticals, LLC ("ADT")
Upfront fee for license arrangements	$ 3,000				$ 3,000
Written notice period for termination of the agreement	90 days				90 days
CRO, manufacturing and other related
Restructuring Reserve [Roll Forward]
Restructuring expense					$ 2,979
Expenses Paid or utilized					2,572
Paid or consumed				(2,835)	(407)
Closing balance					2,572
Severance-Related
Restructuring Reserve [Roll Forward]
Restructuring expense					371
Expenses Paid or utilized					336
Paid or consumed			$ 500	$ (336)	(35)
Closing balance					$ 336